UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22263

                               FAITHSHARES TRUST
               (Exact name of registrant as specified in charter)

                                    ________

                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                          3555 Northwest 58(th) Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                     DATE OF FISCAL YEAR END: JULY 31, 2011

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS  o  BAPTIST VALUES FUND
================================================================================

OCTOBER 31, 2010 (UNAUDITED)

-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

COMMON STOCK -- 96.4%

Consumer Discretionary -- 10.9%
  Brands                                521         $   15,312
  Gap                                   615             11,691
  Johnson Controls                      452             15,874
  Kohl's*                               246             12,595
  McDonald's                            185             14,387
  NIKE, Cl B                            175             14,252
  Nordstrom                             333             12,824
  Staples                               595             12,180
  Starbucks                             466             13,272
  Tiffany                               298             15,794
  TJX                                   284             13,033
                                                    ----------
                                                       151,214
                                                    ----------
Consumer Staples -- 10.4%
  Avon Products                         452             13,764
  Campbell Soup                         348             12,615
  Clorox                                192             12,778
  Colgate-Palmolive                     161             12,416
  Estee Lauder, Cl A                    218             15,515
  General Mills                         335             12,576
  HJ Heinz                              294             14,438
  Procter & Gamble                      212             13,477
  Sara Lee                              873             12,510
  Sysco                                 421             12,403
  Whole Foods Market*                   322             12,799
                                                    ----------
                                                       145,291
                                                    ----------
Energy -- 8.9%
  Cimarex Energy                        165             12,664
  Denbury Resources*                    760             12,935
  Devon Energy                          180             11,704
  Marathon Oil                          391             13,908
  Newfield Exploration*                 232             13,832
  Noble                                 420             14,503
  Range Resources                       263              9,833
  Southwestern Energy*                  293              9,918
  Spectra Energy                        607             14,428
  Ultra Petroleum*                      246             10,123
                                                    ----------
                                                       123,848
                                                    ----------
Financials -- 15.0%
  Aflac                                 298             16,655
  American Express                      310             12,853
  Bank of New York Mellon               496             12,430
  Charles Schwab                        847             13,044
  CME Group, Cl A                        42             12,166
  Comerica                              340             12,165
  Fifth Third Bancorp                   958             12,032
  IntercontinentalExchange*             107             12,291
  KeyCorp                             1,570             12,858
  Lincoln National                      471             11,530
  M&T Bank                              146             10,914
  Northern Trust                        256             12,705
  State Street                          347             14,491
  T Rowe Price Group                    254             14,038
  US Bancorp                            566             13,686


-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

  Vornado Realty Trust++                164         $   14,332
                                                    ----------
                                                       208,190
                                                    ----------
Health Care -- 11.2%
  Aetna                                 426             12,721
  Allergan                              212             15,351
  Baxter International                  306             15,576
  Becton Dickinson                      181             13,669
  Genzyme*                              254             18,321
  Gilead Sciences*                      363             14,400
  Hospira*                              232             13,799
  Johnson & Johnson                     220             14,007
  McKesson                              184             12,140
  Medtronic                             335             11,795
  Waters*                               182             13,492
                                                    ----------
                                                       155,271
                                                    ----------
Industrials -- 11.6%
  Cooper Industries                     271             14,206
  Cummins                               177             15,594
  Deere                                 220             16,896
  Emerson Electric                      276             15,152
  FedEx                                 167             14,649
  First Solar*                          106             14,594
  Rockwell Automation                   242             15,094
  Rockwell Collins                      224             13,554
  Tyco International                    340             13,015
  United Parcel Service, Cl B           210             14,142
  WW Grainger                           121             15,007
                                                    ----------
                                                       161,903
                                                    ----------
Information Technology -- 19.0%
  Adobe Systems*                        394             11,091
  Applied Materials                     982             12,138
  Autodesk*                             458             16,571
  Cisco Systems*                        570             13,013
  Dell*                                 919             13,215
  EMC*                                  674             14,161
  Google, Cl A*                          26             15,938
  Hewlett-Packard                       281             11,819
  Intel                                 606             12,162
  International Business Machines       101             14,504
  Microsoft                             495             13,187
  Motorola*                           1,766             14,393
  Oracle                                566             16,640
  Paychex                               455             12,604
  Salesforce.com*                       134             15,553
  Seagate Technology*                   840             12,306
  Symantec*                             868             14,044
  Texas Instruments                     497             14,696
  Xerox                               1,379             16,134
                                                    ----------
                                                       264,169
                                                    ----------
Materials -- 3.3%
  Air Products & Chemicals              185             15,719
  Lubrizol                              144             14,759
  Praxair                               162             14,797
                                                    ----------
                                                        45,275
                                                    ----------

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS  o  BAPTIST VALUES FUND
================================================================================

---------------------------------------------------------------
                                     SHARES/FACE
DESCRIPTION                            AMOUNT      MARKET VALUE
---------------------------------------------------------------
Telecommunication Services -- 3.1%
  American Tower, Cl A*                 290         $   14,967
  Crown Castle International*           332             14,316
  NII Holdings*                         338             14,131
                                                    ----------
                                                        43,414
                                                    ----------
Utilities -- 3.0%
  Exelon                                319             13,022
  PG&E                                  302             14,441
  Xcel Energy                           595             14,197
                                                    ----------
                                                        41,660
                                                    ----------
Total Common Stock (Cost $1,263,650)                 1,340,235
                                                    ----------
TIME DEPOSIT -- 3.6%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/10            $ 49,644             49,644
                                                    ----------
Total Time Deposit
    (Cost $49,644)                                      49,644
                                                    ----------
Total Investments -- 100.0%
  (Cost $1,313,294)+                                $1,389,879
                                                    ==========


PERCENTAGES ARE BASED ON NET ASSETS OF $1,389,919.
* -- NON-INCOME  PRODUCING SECURITY.
++ -- REAL ESTATE INVESTMENT TRUST
CL -- CLASS

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,313,294 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $118,865 AND $(42,280), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                      LEVEL 1        LEVEL 2         LEVEL 3        TOTAL
                   ----------------------------------------------------------
Common Stock       $ 1,340,235      $      -        $     -     $ 1,340,235
Time Deposit                 -        49,644              -          49,644
                   ----------------------------------------------------------
   Total           $ 1,340,235      $ 49,644        $     -     $ 1,389,879
                   ==========================================================


DURING THE PERIOD ENDED OCTOBER 31, 2010, THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2, OR LEVEL 2 AND LEVEL 3 ASSETS AND LIABILITIES.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  CATHOLIC VALUES FUND
================================================================================

OCTOBER 31, 2010 (UNAUDITED)
-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

COMMON STOCK -- 98.3%

Consumer Discretionary -- 11.1%
  Brands                              1,055          $  31,007
  Gap                                 1,245             23,667
  JC Penney                             994             30,993
  Johnson Controls                      914             32,099
  Kohl's*                               484             24,781
  McDonald's                            362             28,153
  NIKE, Cl B                            354             28,830
  Staples                             1,205             24,666
  Starbucks                             944             26,885
  Starwood Hotels & Resorts
     Worldwide                          543             29,398
  Tiffany                               603             31,959
                                                    ----------
                                                       312,438
                                                    ----------
Consumer Staples -- 10.5%
  Avon Products                         915             27,862
  Campbell Soup                         705             25,556
  Clorox                                405             26,953
  Colgate-Palmolive                     327             25,218
  Estee Lauder, Cl A                    442             31,457
  General Mills                         679             25,490
  HJ Heinz                              578             28,386
  Kimberly-Clark                        418             26,476
  Procter & Gamble                      418             26,572
  Sysco                                 894             26,337
  Whole Foods Market*                   652             25,917
                                                    ----------
                                                       296,224
                                                    ----------
Energy -- 9.8%
  Cimarex Energy                        333             25,558
  Denbury Resources*                  1,539             26,194
  Devon Energy                          380             24,707
  EOG Resources                         240             22,973
  Marathon Oil                          791             28,136
  Newfield Exploration*                 469             27,962
  Noble                                 851             29,385
  Range Resources                       533             19,929
  Southwestern Energy*                  593             20,073
  Spectra Energy                      1,268             30,140
  Ultra Petroleum*                      523             21,521
                                                    ----------
                                                       276,578
                                                    ----------
Financials -- 15.2%
  Aflac                                 604             33,758
  American Express                      628             26,037
  Bank of New York Mellon             1,004             25,161
  Charles Schwab                      1,715             26,411
  CME Group, Cl A                        85             24,620
  Comerica                              688             24,617
  Fifth Third Bancorp                 1,940             24,366
  KeyCorp                             3,179             26,036
  Lincoln National                      953             23,329
  M&T Bank                              296             22,126
  New York Community Bancorp          1,631             27,613
  Northern Trust                        519             25,758
  T Rowe Price Group                    534             29,514
  US Bancorp                          1,182             28,581


-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------
  Vornado Realty Trust++                331          $  28,926
  XL Group, Cl A                      1,469             31,069
                                                    ----------
                                                       427,922
                                                    ----------
Health Care -- 11.8%
  Abbott Laboratories                   543             27,867
  Aetna                                 862             25,739
  Allergan                              430             31,136
  CIGNA                                 748             26,322
  Genzyme*                              514             37,075
  Gilead Sciences*                      734             29,118
  Hospira*                              470             27,956
  McKesson                              372             24,545
  Medtronic                             678             23,872
  Quest Diagnostics                     495             24,324
  Waters*                               368             27,280
  WellPoint*                            480             26,083
                                                    ----------
                                                       331,317
                                                    ----------
Industrials -- 11.6%
  Cooper Industries                     548             28,726
  CSX                                   480             29,496
  Cummins                               358             31,540
  Deere                                 445             34,176
  Emerson Electric                      559             30,689
  First Solar*                          214             29,464
  Ingersoll-Rand                        673             26,455
  Norfolk Southern                      450             27,671
  Rockwell Automation                   491             30,624
  Tyco International                    689             26,375
  WW Grainger                           245             30,387
                                                    ----------
                                                       325,603
                                                    ----------
Information Technology -- 19.0%
  Adobe Systems*                        798             22,464
  Agilent Technologies*                 814             28,327
  Applied Materials                   1,930             23,855
  Autodesk*                             927             33,539
  Cisco Systems*                      1,120             25,570
  Dell*                               1,860             26,747
  EMC*                                1,365             28,678
  Google, Cl A*                          53             32,489
  Hewlett-Packard                       552             23,217
  Intel                               1,227             24,626
  International Business Machines       200             28,720
  Microsoft                           1,002             26,693
  Motorola*                           3,674             29,943
  Oracle                              1,145             33,663
  Salesforce.com*                       272             31,571
  Seagate Technology*                 1,701             24,920
  Texas Instruments                   1,035             30,605
  Xerox                               2,792             32,666
  Yahoo!*                             1,693             27,951
                                                    ----------
                                                       536,244
                                                    ----------
Materials -- 3.3%
  Air Products & Chemicals              374             31,779
  Alcoa                               2,363             31,026
  Lubrizol                              291             29,824
                                                    ----------
                                                        92,629
                                                    ----------

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  CATHOLIC VALUES FUND
================================================================================

---------------------------------------------------------------
                                     SHARES/FACE
DESCRIPTION                            AMOUNT      MARKET VALUE
---------------------------------------------------------------

Telecommunication Services -- 2.9%
  American Tower, Cl A*                 587         $   30,295
  Crown Castle International*           672             28,977
  Sprint Nextel*                      5,693             23,455
                                                    ----------
                                                       82,727
                                                    ----------
Utilities -- 3.1%
  PG&E                                  611             29,218
  Public Service Enterprise Group       785             25,395
  Wisconsin Energy                      526             31,318
                                                    ----------
                                                        85,931
                                                    ----------
Total Common Stock (Cost $2,632,830)                 2,767,613
                                                    ----------
TIME DEPOSIT -- 1.7%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/10            $ 47,423             47,423
                                                    ----------
Total Time Deposit
    (Cost $47,423)                                      47,423
                                                    ----------
Total Investments -- 100.0%
  (Cost $2,680,253)+                                $2,815,036
                                                    ==========


PERCENTAGES ARE BASED ON NET ASSETS OF $2,815,270.
* -- NON-INCOME  PRODUCING SECURITY.
++ -- REAL ESTATE INVESTMENT TRUST
CL -- CLASS

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,680,253 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $220,595 AND $(85,812), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                       LEVEL 1          LEVEL 2      LEVEL 3       TOTAL
                    -------------------------------------------------------
Common Stock        $ 2,767,613        $      -      $    -     $ 2,767,613
Time Deposit                  -          47,423           -          47,423
                    -------------------------------------------------------
   Total            $ 2,767,613        $ 47,423      $    -     $ 2,815,036
                    =======================================================

DURING THE PERIOD ENDED OCTOBER 31, 2010, THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2, OR LEVEL 2 AND LEVEL 3 ASSETS AND LIABILITIES.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  CHRISTIAN VALUES FUND
================================================================================

OCTOBER 31, 2010 (UNAUDITED)

-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

COMMON STOCK -- 97.9%

Consumer Discretionary -- 10.8%
  Brands                              1,051          $  30,889
  Gap                                 1,235             23,477
  Johnson Controls                      915             32,135
  Kohl's*                               492             25,190
  McDonald's                            371             28,853
  NIKE, Cl B                            357             29,074
  Nordstrom                             669             25,763
  Staples                             1,193             24,421
  Starbucks                             946             26,942
  Tiffany                               601             31,853
  TJX                                   574             26,341
                                                    ----------
                                                       304,938
                                                    ----------
Consumer Staples -- 10.4%
  Avon Products                         923             28,105
  Campbell Soup                         711             25,774
  Clorox                                406             27,019
  Coca-Cola Enterprises                 978             23,482
  Colgate-Palmolive                     328             25,295
  Estee Lauder, Cl A                    444             31,600
  General Mills                         686             25,752
  HJ Heinz                              577             28,337
  Procter & Gamble                      427             27,145
  Sara Lee                            1,783             25,550
  Whole Foods Market*                   656             26,076
                                                    ----------
                                                       294,135
                                                    ----------
Energy -- 9.8%
  Cimarex Energy                        333             25,558
  Denbury Resources*                  1,535             26,126
  Devon Energy                          381             24,772
  EOG Resources                         240             22,973
  Marathon Oil                          795             28,278
  Newfield Exploration*                 469             27,962
  Noble                                 850             29,350
  Range Resources                       528             19,742
  Southwestern Energy*                  594             20,107
  Spectra Energy                      1,260             29,950
  Ultra Petroleum*                      527             21,686
                                                    ----------
                                                       276,504
                                                    ----------
Financials -- 14.9%
  Aflac                                 603             33,702
  American Express                      627             25,995
  Bank of New York Mellon             1,005             25,185
  Charles Schwab                      1,699             26,165
  CME Group, Cl A                        85             24,620
  Comerica                              689             24,653
  Fifth Third Bancorp                 1,915             24,052
  IntercontinentalExchange*             212             24,353
  KeyCorp                             3,173             25,987
  Lincoln National                      956             23,403
  M&T Bank                              309             23,098
  Northern Trust                        518             25,708
  State Street                          699             29,190
  T Rowe Price Group                    535             29,570
  US Bancorp                          1,168             28,242


-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------
  Vornado Realty Trust++                332         $   29,013
                                                    ----------
                                                       422,936
                                                    ----------
Health Care -- 12.2%
  Aetna                                 863             25,769
  Allergan                              431             31,209
  Biogen Idec*                          544             34,114
  Genzyme*                              514             37,075
  Gilead Sciences*                      738             29,277
  Hospira*                              473             28,134
  McKesson                              374             24,677
  Medtronic                             678             23,872
  Quest Diagnostics                     494             24,275
  Varian Medical Systems*               504             31,863
  Waters*                               371             27,502
  WellPoint*                            482             26,192
                                                    ----------
                                                       343,959
                                                    ----------
Industrials -- 11.5%
  Cooper Industries                     549             28,779
  Cummins                               357             31,452
  Deere                                 446             34,253
  Eaton                                 358             31,801
  Emerson Electric                      560             30,744
  First Solar*                          218             30,014
  ITT                                   549             25,907
  Rockwell Automation                   490             30,561
  Rockwell Collins                      452             27,350
  Tyco International                    694             26,566
  United Technologies                   389             29,086
                                                    ----------
                                                       326,513
                                                    ----------
Information Technology -- 18.8%
  Adobe Systems*                        808             22,745
  Analog Devices                        865             29,125
  Applied Materials                   1,962             24,250
  Autodesk*                             929             33,611
  Cisco Systems*                      1,133             25,866
  Dell*                               1,879             27,020
  EMC*                                1,374             28,868
  Google, Cl A*                          53             32,489
  Hewlett-Packard                       554             23,301
  Intel                               1,231             24,706
  International Business Machines       202             29,007
  Microsoft                           1,005             26,773
  Motorola*                           3,613             29,446
  Oracle                              1,145             33,663
  Paychex                               921             25,512
  Seagate Technology*                 1,709             25,037
  Symantec*                           1,760             28,477
  Texas Instruments                   1,040             30,753
  Xerox                               2,803             32,795
                                                    ----------
                                                       533,444
                                                    ----------
Materials -- 3.2%
  Air Products & Chemicals              375             31,864
  Lubrizol                              291             29,824
  Praxair                               329             30,051
                                                    ----------
                                                        91,739
                                                    ----------

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  CHRISTIAN VALUES FUND
================================================================================

---------------------------------------------------------------
                                     SHARES/FACE
DESCRIPTION                            AMOUNT      MARKET VALUE
---------------------------------------------------------------

Telecommunication Services -- 3.1%
  American Tower, Cl A*                 591         $   30,502
  Crown Castle International*           670             28,890
  NII Holdings*                         679             28,389
                                                    ----------
                                                       87,781
                                                    ----------
Utilities -- 3.2%
  PG&E                                  616             29,457
  Wisconsin Energy                      523             31,139
  Xcel Energy                         1,215             28,990
                                                    ----------
                                                        89,586
                                                    ----------
Total Common Stock (Cost $2,567,069)                 2,771,535
                                                    ----------
TIME DEPOSIT -- 2.1%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/10            $ 61,026             61,026
                                                    ----------
Total Time Deposit
    (Cost $61,026)                                      61,026
                                                    ----------
Total Investments -- 100.0%
  (Cost $2,628,095)+                                $2,832,561
                                                    ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,832,150.
* -- NON-INCOME  PRODUCING SECURITY.
++ -- REAL ESTATE INVESTMENT TRUST
CL -- CLASS

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,628,095 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $241,536 AND $(37,070), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                        LEVEL 1        LEVEL 2        LEVEL 3      TOTAL
                      -----------------------------------------------------
Common Stock          $ 2,771,535     $      -        $     -   $ 2,771,535
Time Deposit                   -        61,026              -        61,026
                      -----------------------------------------------------
    Total             $ 2,771,535     $ 61,026        $     -   $ 2,832,561
                      =====================================================

DURING THE PERIOD ENDED OCTOBER 31, 2010, THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2, OR LEVEL 2 AND LEVEL 3 ASSETS AND LIABILITIES.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  LUTHERAN VALUES FUND
================================================================================

OCTOBER 31, 2010 (UNAUDITED)

-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

COMMON STOCK -- 97.3%

Consumer Discretionary -- 11.1%
  Brands                                512          $  15,048
  Gap                                   604             11,482
  JC Penney                             482             15,029
  Johnson Controls                      443             15,558
  Kohl's*                               245             12,544
  McDonald's                            184             14,310
  NIKE, Cl B                            172             14,008
  Staples                               584             11,954
  Starbucks                             458             13,044
  Tiffany                               293             15,529
  TJX                                   279             12,803
                                                    ----------
                                                       151,309
                                                    ----------
Consumer Staples -- 10.4%
  Avon Products                         444             13,520
  Campbell Soup                         342             12,397
  Clorox                                191             12,711
  Colgate-Palmolive                     152             11,722
  Estee Lauder, Cl A                    215             15,302
  General Mills                         329             12,351
  HJ Heinz                              275             13,505
  Procter & Gamble                      212             13,477
  Sara Lee                              857             12,281
  Sysco                                 413             12,167
  Whole Foods Market*                   316             12,561
                                                    ----------
                                                       141,994
                                                    ----------
Energy -- 9.7%
  Chesapeake Energy                     512             11,110
  Cimarex Energy                        162             12,433
  Denbury Resources*                    747             12,714
  Devon Energy                          180             11,704
  Marathon Oil                          384             13,659
  Newfield Exploration*                 228             13,593
  Noble                                 413             14,261
  Range Resources                       259              9,684
  Southwestern Energy*                  288              9,749
  Spectra Energy                        596             14,167
  Ultra Petroleum*                      246             10,123
                                                    ----------
                                                       133,197
                                                    ----------
Financials -- 15.0%
  Aflac                                 293             16,376
  American Express                      305             12,645
  Bank of New York Mellon               487             12,204
  CME Group, Cl A                        41             11,876
  Comerica                              334             11,951
  Fifth Third Bancorp                   941             11,819
  IntercontinentalExchange*             105             12,061
  KeyCorp                             1,542             12,629
  Lincoln National                      462             11,309
  M&T Bank                              143             10,689
  New York Community Bancorp            791             13,392
  Northern Trust                        252             12,507
  State Street                          341             14,240
  T Rowe Price Group                    254             14,039
  US Bancorp                            556             13,444


-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------
  Vornado Realty Trust++                161         $   14,070
                                                    ----------
                                                       205,251
                                                    ----------
Health Care -- 11.2%
  Aetna                                 418             12,482
  Allergan                              209             15,134
  Baxter International                  301             15,321
  Becton Dickinson                      178             13,443
  Genzyme*                              249             17,960
  Gilead Sciences*                      356             14,123
  Hospira*                              228             13,561
  Johnson & Johnson                     217             13,816
  Life Technologies*                    250             12,545
  Medtronic                             316             11,126
  Waters*                               178             13,195
                                                    ----------
                                                       152,706
                                                    ----------
Industrials -- 11.7%
  Cooper Industries                     266             13,943
  CSX                                   233             14,318
  Cummins                               174             15,329
  Deere                                 216             16,589
  Emerson Electric                      271             14,878
  FedEx                                 164             14,386
  First Solar*                          104             14,319
  Rockwell Automation                   238             14,844
  Rockwell Collins                      220             13,312
  United Parcel Service, Cl B           206             13,872
  WW Grainger                           119             14,760
                                                    ----------
                                                       160,550
                                                    ----------
Information Technology -- 19.1%
  Adobe Systems*                        387             10,894
  Agilent Technologies*                 395             13,746
  Applied Materials                     979             12,100
  Autodesk*                             450             16,281
  Cisco Systems*                        568             12,968
  Dell*                                 903             12,985
  EMC*                                  662             13,909
  Google, Cl A*                          25             15,325
  Hewlett-Packard                       266             11,188
  Intel                                 595             11,942
  International Business Machines       101             14,503
  Microsoft                             486             12,947
  Motorola*                           1,762             14,360
  Oracle                                556             16,347
  Salesforce.com*                       132             15,321
  Seagate Technology*                   825             12,086
  Symantec*                             852             13,785
  Texas Instruments                     496             14,667
  Xerox                               1,355             15,853
                                                    ----------
                                                       261,207
                                                    ----------
Materials -- 3.3%
  Air Products & Chemicals              181             15,380
  Alcoa                               1,146             15,047
  Lubrizol                              141             14,451
                                                    ----------
                                                        44,878
                                                    ----------
Telecommunication Services -- 2.9%
  American Tower, Cl A*                 285             14,709
  Crown Castle International*           326             14,057

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  LUTHERAN VALUES FUND
================================================================================

---------------------------------------------------------------
                                    SHARES/FACE
DESCRIPTION                           AMOUNT       MARKET VALUE
---------------------------------------------------------------
  Sprint Nextel*                      2,762         $   11,379
                                                    ----------
                                                        40,145
                                                    ----------
Utilities -- 2.9%
  PG&E                                  285             13,629
  Public Service Enterprise Group       381             12,325
  Xcel Energy                           593             14,149
                                                    ----------
                                                        40,103
                                                    ----------
Total Common Stock (Cost $1,264,669)                 1,331,340
                                                    ----------
TIME DEPOSIT -- 2.7%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/10            $ 36,877             36,877
                                                    ----------
Total Time Deposit
    (Cost $36,877)                                      36,877
                                                    ----------
Total Investments -- 100.0%
  (Cost $1,301,546)+                                $1,368,217
                                                    ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,368,141.
* -- NON-INCOME  PRODUCING SECURITY.
++ -- REAL ESTATE INVESTMENT TRUST
CL -- CLASS

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,301,546 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $110,049 AND $(43,378), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                       LEVEL 1        LEVEL 2        LEVEL 3       TOTAL
                    ------------------------------------------------------
Common Stock        $ 1,331,340      $       -       $     -   $ 1,331,340
Time Deposit                  -         36,877             -        36,877
                    ------------------------------------------------------
   Total            $ 1,331,340      $  36,877       $     -   $ 1,368,217
                    ======================================================

DURING THE PERIOD ENDED OCTOBER 31, 2010, THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2, OR LEVEL 2 AND LEVEL 3 ASSETS AND LIABILITIES.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  METHODIST VALUES FUND
================================================================================

OCTOBER 31, 2010 (UNAUDITED)
-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------

COMMON STOCK -- 96.5%

Consumer Discretionary -- 10.9%
  Brands                              1,057          $  31,065
  Gap                                 1,247             23,705
  Johnson Controls                      915             32,135
  Kohl's*                               484             24,781
  McDonald's                            362             28,153
  NIKE, Cl B                            355             28,911
  Staples                             1,206             24,687
  Starbucks                             946             26,942
  Starwood Hotels & Resorts
    Worldwide                           544             29,452
  Tiffany                               604             32,012
  TJX                                   576             26,433
                                                    ----------
                                                       308,276
                                                    ----------
Consumer Staples -- 10.4%
  Avon Products                         917             27,923
  Campbell Soup                         740             26,825
  Clorox                                406             27,020
  Colgate-Palmolive                     327             25,218
  Estee Lauder, Cl A                    443             31,528
  General Mills                         680             25,527
  HJ Heinz                              578             28,385
  Kellogg                               468             23,522
  Procter & Gamble                      418             26,572
  Sysco                                 894             26,337
  Whole Foods Market*                   653             25,957
                                                    ----------
                                                       294,814
                                                    ----------
Energy -- 9.0%
  Cimarex Energy                        334             25,635
  Denbury Resources*                  1,542             26,245
  Devon Energy                          381             24,773
  Marathon Oil                          792             28,171
  Newfield Exploration*                 470             28,021
  Noble                                 852             29,419
  Range Resources                       534             19,966
  Southwestern Energy*                  594             20,107
  Spectra Energy                      1,268             30,140
  Ultra Petroleum*                      524             21,563
                                                    ----------
                                                       254,040
                                                    ----------
Financials -- 15.1%
  Aflac                                 605             33,813
  American Express                      629             26,078
  Bank of New York Mellon             1,006             25,210
  BlackRock, Cl A                       166             28,384
  Charles Schwab                      1,718             26,457
  CME Group, Cl A                        85             24,620
  Comerica                              689             24,653
  IntercontinentalExchange*             216             24,812
  KeyCorp                             3,184             26,077
  Lincoln National                      954             23,354
  M&T Bank                              296             22,126
  Northern Trust                        520             25,808
  State Street                          704             29,399
  T Rowe Price Group                    535             29,570
  US Bancorp                          1,180             28,532

-----------------------------------------------------------------
DESCRIPTION                           SHARES         MARKET VALUE
-----------------------------------------------------------------
  Vornado Realty Trust++                332         $   29,014
                                                    ----------
                                                       427,907
                                                    ----------
Health Care -- 11.2%
  Aetna                                 864             25,799
  Allergan                              431             31,209
  Baxter International                  621             31,609
  Becton Dickinson                      368             27,791
  Bristol-Myers Squibb                1,023             27,519
  Genzyme*                              514             37,075
  Gilead Sciences*                      736             29,197
  Hospira*                              471             28,015
  Johnson & Johnson                     447             28,460
  Medtronic                             679             23,908
  Waters*                               368             27,280
                                                    ----------
                                                       317,862
                                                    ----------
Industrials -- 11.8%
  CH Robinson Worldwide                 446             31,434
  Cooper Industries                     549             28,779
  Cummins                               358             31,540
  Deere                                 445             34,176
  Eaton                                 357             31,712
  Emerson Electric                      560             30,744
  First Solar*                          214             29,463
  Rockwell Automation                   492             30,686
  Tyco International                    690             26,413
  United Parcel Service, Cl B           425             28,620
  WW Grainger                           245             30,387
                                                    ----------
                                                       333,954
                                                    ----------
Information Technology -- 18.7%
  Adobe Systems*                        799             22,492
  Agilent Technologies*                 815             28,362
  Applied Materials                   1,928             23,830
  Autodesk*                             928             33,575
  Cisco Systems*                      1,120             25,570
  Dell*                               1,863             26,790
  EMC*                                1,367             28,721
  Google, Cl A*                          53             32,488
  Hewlett-Packard                       552             23,217
  Intel                               1,229             24,666
  International Business Machines       200             28,720
  Microsoft                           1,003             26,720
  Motorola*                           3,680             29,992
  Oracle                              1,147             33,722
  Paychex                               923             25,567
  Seagate Technology*                 1,704             24,963
  Texas Instruments                   1,036             30,635
  Xerox                               2,797             32,725
  Yahoo!*                             1,696             28,001
                                                    ----------
                                                       530,756
                                                    ----------
Materials -- 3.3%
  Air Products & Chemicals              374             31,779
  Alcoa                               2,366             31,066
  Lubrizol                              291             29,824
                                                    ----------
                                                        92,669
                                                    ----------
Telecommunication Services -- 3.1%
  American Tower, Cl A*                 588             30,346
  Crown Castle International*           673             29,020

                                  FAITH SHARES
              SCHEDULE OF INVESTMENTS  o  METHODIST VALUES FUND
================================================================================

---------------------------------------------------------------
                                     SHARES/FACE
DESCRIPTION                            AMOUNT      MARKET VALUE
---------------------------------------------------------------
  NII Holdings*                         685          $  28,640
                                                     ---------
                                                        88,006
                                                     ---------
Utilities -- 3.0%
  Exelon                                647             26,411
  PG&E                                  612             29,266
  Xcel Energy                         1,233             29,419
                                                     ---------
                                                        85,096
                                                     ---------
Total Common Stock (Cost $2,600,186)                 2,733,380
                                                     ---------
TIME DEPOSIT -- 3.5%
  Brown Brothers Harriman Sweep
       0.031%, 02/01/10            $ 97,828             97,828
                                                     ---------
Total Time Deposit
    (Cost $97,828)                                      97,828
                                                     ---------
Total Investments -- 100.0%
  (Cost $2,698,014)+                                $2,831,208
                                                    ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,831,622.
* -- NON-INCOME  PRODUCING SECURITY.
++ -- REAL ESTATE INVESTMENT TRUST
CL -- CLASS

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,698,014 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $221,524 AND $(88,330), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                       LEVEL 1          LEVEL 2      LEVEL 3       TOTAL
                    -------------------------------------------------------
Common Stock        $ 2,733,380        $      -      $     -    $ 2,733,380
Time Deposit                  -          97,828            -         97,828
                    -------------------------------------------------------
     Total          $ 2,733,380        $ 97,828      $     -    $ 2,831,208
                    =======================================================

DURING THE PERIOD ENDED OCTOBER 31, 2010, THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2, OR LEVEL 2 AND LEVEL 3 ASSETS AND LIABILITIES.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

FSF-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         FaithShares Trust

By (Signature and Title)*            /S/ J. GARRETT STEVENS
                                     -----------------------------
                                     J. Garrett Stevens
                                     CEO
Date: December 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /S/ J. GARRETT STEVENS
                                     -----------------------------
                                     J. Garrett Stevens
                                     CEO

Date: December 27, 2010

By (Signature and Title)*            /S/ THOMPSON S. PHILLIPS, JR.
                                     -----------------------------
                                     Thompson S. Phillips, Jr.
                                     Treasurer


Date: December 27, 2010

* Print the name and title of each signing officer under his or her signature.